Annual Operating Expenses - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Consumer Staples Portfolio - VIP Consumer Staples Portfolio - Service Class 2	Apr. 29, 2024
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Total annual operating expenses	0.87%

[1]	B Adjusted to reflect current fees .
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.